Basis of Presentation - Impacts of Applying IFRS 15 on Prior Period Consolidated Statement of Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019 [1]	Oct. 31, 2018	Oct. 31, 2017
Non-Interest Revenue
Securities commissions and fees	$ 1,023	$ 1,025	$ 964
Deposit and payment service charges	1,204	1,134	1,109
Card fees	437	428	329
Investment management and custodial fees	1,747	1,749	1,627
Underwriting and advisory fees	986	943	1,044
Other	551	546	529
Non-Interest Revenue	12,595	11,467	10,832
Non-Interest Expense
Employee compensation	8,423	7,461	7,468
Travel and business development	545	519	540
Professional fees	568	572	569
Other	1,256	1,387	1,353
Non-Interest Expense	14,630	13,477	13,192
Provision for income taxes	1,514	1,961	1,292
Net Income	$ 5,758	5,453	5,339
Increase (decrease) due to application of IFRS 15 [member]
Non-Interest Revenue
Securities commissions and fees		(4)	(5)
Deposit and payment service charges		(10)	(14)
Card fees		(136)	(150)
Investment management and custodial fees		7	5
Underwriting and advisory fees		7	8
Other		4	3
Non-Interest Revenue		(132)	(153)
Non-Interest Expense
Employee compensation		2	1
Travel and business development		(154)	(153)
Professional fees		8	6
Other		8	8
Non-Interest Expense		(136)	(138)
Provision for income taxes		1	(4)
Net Income		$ 3	$ (11)

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).